Concentration of Risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Jun. 30, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Concentration of Risk (Details) [Line Items]
Credit risk financial instruments	¥ 199,322	$ 27,488		¥ 172,514	$ 25,012	¥ 238,792
Deposit insurance (in Yuan Renminbi) | ¥	¥ 500,000			¥ 500,000
Bank deposits (in Dollars) | $								$ 500,000	$ 500,000
Total revenue percentage	10%	10%	10%	10%	10%	10%	10%
Concentration risk, Percentage			10.40%
Number of vendors	1	1					1
Vendors [Member]
Concentration of Risk (Details) [Line Items]
Number of vendors						1
Revenue [Member]
Concentration of Risk (Details) [Line Items]
Number of customers			1	1	1
Total revenue percentage				11.20%					11.20%
Purchases [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage	11.80%	11.80%		10.00%	10.00%
Number of vendors						1	3
Purchases [Member] | Vendors [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage						19.60%	30.80%
Accounts Payable [Member] | Vendors [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage				10.00%	10.00%
Accounts Payable [Member] | Vendors One [Member] | Maximum [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage						10.90%	13.10%
Accounts Payable [Member] | Vendors Two [Member] | Minimum [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage							10.40%
Accounts Payable [Member] | Vendors Three [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage							10.00%
Accounts Payable [Member] | Vendors [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage	10.00%	10.00%	10.00%